NET INVESTMENT IN DIRECT FINANCING LEASES - Schedule of Future Minimum Lease Receipts (Details) - USD ($)	Jun. 30, 2020	Jun. 30, 2019
NET INVESTMENT IN DIRECT FINANCING LEASES
Within 1 year	$ 113,637,581	$ 98,532,910
2 years	7,340,325	14,124,241
3 years	1,583,569	7,022,776
4 years	0	1,363,227
Total minimum finance lease receivables	$ 122,561,475	$ 121,043,154